COMBINED CONDENSED FINANCIAL STATEMENTS OF BROOKFIELD REINSURANCE LTD - Schedule I – Combined Condensed Statements Of Financial Position (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Assets
Cash and cash equivalents	$ 2,145	$ 393	$ 35	$ 13
Due from related party	2	10
Total assets	43,499	11,493
Liabilities
Preferred shares	2,512	0
Due to related parties	309	467
Total liabilities	42,042	10,058
Equity
Total equity	1,457	1,435	83	66
Total liabilities and equity	43,499	11,493
Non-controlling interests
Equity
Total equity	8	0	0	0
BROOKFIELD ASSET MANAGEMENT REINSURANCE PARTNERS LTD.
Assets
Cash and cash equivalents	0	25	$ 0	$ 0
Investments in subsidiaries	3,998	1,415
Due from related party	45	0
Total assets	4,043	1,440
Liabilities
Accounts payable and accrued liabilities	2	1
Preferred shares	2,512	0
Due to related parties	80	4
Total liabilities	2,594	5
Equity
Equity	1,890	1,499
Retained earnings	442	(48)
Accumulated other comprehensive income	(883)	(16)
Total equity	1,449	1,435
Total liabilities and equity	$ 4,043	$ 1,440